Document and Entity Information Document	May 27, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 27, 2020
Entity Registrant Name	Trimble Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14845
Entity Tax Identification Number	94-2802192
Entity Address, Address Line One	935 Stewart Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	408
Local Phone Number	481-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	TRMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000864749
Amendment Flag	false